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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Equity Trust -- Mid-Cap Fund

Portfolio of Investments - March 31, 2008 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 90.8% of net assets

CONSUMER DISCRETIONARY:
Brown-Forman Corp. - CL B	43,840	$2,903,085
CarMax Inc.*	176,054	3,418,969
Mohawk Industries Inc.*	55,490	3,973,639
O'Reilly Automotive, Inc.*	127,618	3,639,665
Tiffany & Company	72,863	3,048,588
Wynn Resorts Ltd*	27,850	2,802,824

CONSUMER STAPLES:
Clorox Co.	74,859	4,240,014

ENERGY:
ATP Oil & Gas Corp.*	92,968	3,041,913
Unit Corp.*	61,815	3,501,820

FINANCIAL SERVICES:
Brookfield Asset Management Inc.	172,021	4,615,323
SEI Investments Co.	173,929	4,294,307

HEALTH CARE:
Charles River Laboratories, Inc.*	73,385	4,325,312
Coventry Health Care, Inc.*	76,333	3,080,037
Laboratory Corp of America Holdings*	56,559	4,167,267
Millipore Corp.*	42,670	2,876,385
Patterson Companies, Inc.*	89,227	3,238,940
Techne Corp.*	50,559	3,405,654

INDUSTRIAL:
Autoliv Inc.	74,409	3,735,332
Expeditors International of Washington Inc.	50,767	2,293,653
Iron Mountain*	168,392	4,452,284
Waste Management, Inc.	116,530	3,910,747

INSURANCE:
Brown & Brown, Inc.	228,772	3,976,057
Markel Corp.*	12,950	5,697,612
OdysseyRe Holdings Corp.	63,520	2,334,360
White Mountains Insurance Group	7,733	3,711,840

MATERIALS:
IDEX Corp.	96,864	2,972,756
Martin Marietta Materials	29,553	3,137,642

MEDIA & ENTERTAINMENT:
International Game Technology	63,969	2,572,193
Liberty Global Inc. - Series C*	139,300	4,524,464

TECHNOLOGY:
Broadridge Financial Solutions	149,729	2,635,230
Fiserv Inc.*	74,251	3,570,731
FLIR Systems Inc.*	44,742	1,346,287
Linear Technology Corp.	85,844	2,634,552
Total System Services Inc.	138,507	3,277,076
Zebra Technologies Corp. - CL A*	107,073	3,567,672

TOTAL COMMON STOCKS (Cost $119,105,657)		$120,924,230

REPURCHASE AGREEMENT: 9.3% of net assets
With U.S. Bank National Association issued 3/31/08 at 1.5%, due 4/01/08, collateralized by $12,566,646 in United States Treasury Notes due 9/1/18. Proceeds at maturity are $12,320,513 (Cost $12,320,000)		$12,320,000

TOTAL INVESTMENTS: 100.1% of net assets (Cost $131,425,657)		$133,244,230

LIABILITIES LESS CASH AND RECEIVABLES: (0.1%) of net assets		(180,854)

NET ASSETS: 100.00%		$133,063,376

*Non-income producing

Madison Mosaic Equity Trust -- Investors Fund

Portfolio of Investments - March 31, 2008 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 98.3% of net assets

CONSUMER DISCRETIONARY:
Best Buy Co., Inc.	32,845	$1,361,754
Johnson Controls, Inc.	24,135	815,763
Kohl's Corp.*	31,626	1,356,439
McDonald's Corp.	16,402	914,740
Staples Inc.	36,544	807,988
Target Corp.	31,880	1,615,678

CONSUMER STAPLES:
Coca-Cola Co.	26,658	1,622,673
Walgreen Co.	52,982	2,018,084

FINANCIAL SERVICES:
American Express Co.	23,310	1,019,113
Citigroup Inc.	39,363	843,156
Franklin Resources	10,460	1,014,515
Wells Fargo & Co.	53,703	1,562,757

HEALTH CARE:
Charles River Laboratories, Inc.*	18,853	1,111,196
Johnson & Johnson	26,594	1,725,153
Medtronic Inc.	38,899	1,881,544
Millipore Corp.*	11,535	777,574
Novartis AG - ADR	40,493	2,074,456
Quest Diagnostics Inc.	20,625	933,694
UnitedHealth Group	44,655	1,534,346
Zimmer Holdings Inc.*	15,136	1,178,489

INDUSTRIAL:
3M Company	23,831	1,886,224
Dover Corp.	34,533	1,442,789
General Electric Co.	63,557	2,352,244
United Parcel Service - CL B	20,124	1,469,454

INSURANCE:
Aflac Inc.	10,131	658,008
Berkshire Hathaway Inc.- CL B*	365	1,632,609

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special CL A*	93,340	1,770,660

TECHNOLOGY:
Cisco Systems, Inc.*	91,099	2,194,575
eBay Inc.*	51,816	1,546,190
EMC Corp.	63,795	914,820
Fiserv Inc.*	28,471	1,369,170
Google Inc.- CL A*	2,778	1,223,626
Linear Technology Corp.	31,154	956,116
Microsoft Corp.	63,239	1,794,723

TOTAL COMMON STOCKS (Cost $49,056,801)		$47,380,320

REPURCHASE AGREEMENT: 1.9% of net assets
With U.S. Bank National Association issued 3/31/08 at 1.5%, due 4/01/08, collateralized by $924,138 in United States Treasury Notes due 9/1/18. Proceeds at maturity are $906,038 (Cost $906,000)		906,000

TOTAL INVESTMENTS: 100.2% of net assets (Cost $49,962,801)		$48,286,320

LIABILITIES LESS CASH AND RECEIVABLES: (0.2%) of net assets		(92,345)

NET ASSETS: 100.00%		$48,193,975

*Non-income producing

Madison Mosaic Equity Trust -- Balanced Fund

Portfolio of Investments - March 31, 2008 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 61.8% of net assets

CONSUMER DISCRETIONARY:
Best Buy Co., Inc.	5,340	$221,396
Johnson Controls, Inc.	3,825	129,285
Kohl's Corp. *	5,410	232,035
McDonald's Corp.	3,035	169,262
Staples Inc.	6,265	138,519
Target Corp.	5,525	280,007

CONSUMER STAPLES:
Coca-Cola Co.	4,775	290,654
Walgreen Co.	8,850	337,097

FINANCIAL SERVICES:
American Express Co.	3,795	165,917
Citigroup Inc.	7,765	166,326
Franklin Resources	1,820	176,522
Wells Fargo & Co.	9,260	269,466

HEALTH CARE:
Charles River Laboratories, Inc.*	2,960	174,462
Johnson & Johnson	4,590	297,753
Medtronic Inc.	6,350	307,150
Millipore Corp.*	1,850	124,709
Novartis AG - ADR	6,510	333,507
Quest Diagnostics Inc.	3,585	162,293
UnitedHealth Group	7,790	267,664
Zimmer Holdings Inc.*	2,631	204,850

INDUSTRIAL:
3M Company	3,695	292,459
Dover Corp.	5,915	247,129
General Electric Co.	11,827	437,717
United Parcel Service - CL B	3,625	264,698

INSURANCE:
Aflac Inc.	1,590	103,270
Berkshire Hathaway Inc.- CL B*	64	286,266

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special CL A*	15,937	302,325

TECHNOLOGY:
Cisco Systems, Inc.*	16,085	387,488
eBay Inc.*	8,990	268,262
EMC Corp.	11,095	159,102
Fiserv Inc.*	4,840	232,756
Google Inc. CL A*	485	213,628
Linear Technology Corp.	5,420	166,340
Microsoft Corp.	10,025	284,509

TOTAL COMMON STOCKS (Cost $7,950,563)		$ 8,094,823

	Principal Amount	Market Value
DEBT INSTRUMENTS: 35.5% of net assets

CORPORATE OBLIGATIONS:

BANKS:
Wachovia Corp., 5.25%, 8/1/14	$125,000	$123,631

CONSUMER GOODS:
Costco Wholesale Corp., 5.3%, 3/15/12	100,000	105,434
Wal-Mart Stores, Inc., 4.75%, 8/15/10	150,000	155,844

CONSUMER STAPLES:
Kraft Foods, Inc., 5.625%, 11/1/11	100,000	101,972

ENERGY:
Valero Energy Corp., 6.875%, 4/15/12	150,000	161,382

FINANCIALS:
American Express, 4.875%, 7/15/13	150,000	147,463
Goldman Sachs, 7.35%, 10/1/09	180,000	189,317
International Lease Finance, 4.875%, 9/1/10	200,000	198,604

HEALTH CARE:
Abbot Laboratories, 5.6%, 11/30/17	125,000	131,019
UnitedHealth Group, 5%, 8/15/14	175,000	170,482

INDUSTRIAL:
United Parcel, 5.5%, 1/15/18	100,000	105,847

MEDIA & ENTERTAINMENT:
Comcast Cable, 6.2%, 11/15/08	200,000	202,422

TECHNOLOGY:
Cisco Systems, Inc., 5.25%, 2/22/11	100,000	104,458

TELECOMMUNICATIONS:
AT & T Broadband, 8.375%, 3/15/13	150,000	166,795
Verizon New England, 6.5%, 9/15/11	150,000	156,836

US TREASURY & AGENCY OBLIGATIONS:
Fannie Mae, 3.25%, 8/15/08	300,000	300,947
Fannie Mae, 6.625%, 11/15/10	200,000	220,737
Fannie Mae, 4.875%, 5/18/12	150,000	160,677
Fannie Mae, 4.625%, 10/15/13	125,000	132,692
Federal Home Loan Bank, 4.375% 9/17/10	200,000	209,328
Federal Home Loan Bank, 5.5% 8/13/14	150,000	166,125
Freddie Mac, 4.875%, 11/15/13	150,000	160,920
US Treasury Note, 3.125%, 10/15/08	225,000	227,215
US Treasury Note, 4.0%, 3/15/10	300,000	313,828
US Treasury Note, 5.125%, 6/30/11	480,000	528,638

TOTAL DEBT INSTRUMENTS (Cost $4,483,149)		$4,642,613

REPURCHASE AGREEMENT: 2.7% of net assets
With U.S. Bank National Association issued 3/31/08 at 1.5%, due 4/01/08, collateralized by $366,187 in United States Treasury Notes due 9/1/18. Proceeds at maturity are $359,015 (Cost $359,000)		359,000

TOTAL INVESTMENTS: 100% of net assets (Cost $12,792,712)		$13,096,436

CASH AND RECEIVABLES LESS LIABILITIES: 0.0% of net assets		3,628

NET ASSETS: 100.00%		$13,100,064

*Non-income producing

Madison Mosaic Equity Trust -- Disciplined Equity Fund*
*Known as Foresight Fund prior to May 1, 2008

Portfolio of Investments - March 31, 2008 (unaudited)

	Number of Shares	Market Value

CONSUMER DISCRETIONARY:
Best Buy Co., Inc.	1,300	$53,898
Brown-Forman Corp. CL B	650	43,043
Johnson Controls, Inc.	1,320	44,616
Kohl's Corp.*	1,450	62,190
McDonald's Corp.	850	47,405
Staples Inc.	2,000	44,220
Target Corp.	1,400	70,952

CONSUMER STAPLES:
Clorox Co.	1,275	72,216
Coca-Cola Co.	1,345	81,870
PepsiCo, Inc.	700	50,541
Procter & Gamble	1,100	77,077
Walgreen Co.	2,325	88,559
Wal-Mart Stores Inc.	900	47,412

ENERGY:
ATP Oil & Gas*	1,875	61,350
Chevron Corp.	1,250	106,700
ConocoPhillips Inc.	1,275	97,168
Exxon Mobil Corp.	1,420	120,103
Schlumberger Ltd	1,070	93,090
Unit Corp.*	1,000	56,650

FINANCIAL SERVICES:
American Express Co.	1,680	73,450
Brookfield Asset Management Inc.	1,500	40,245
Citigroup Inc.	3,000	64,260
Franklin Resources	700	67,893
Goldmans Sachs Group Inc.	400	66,156
State Street Corp.	800	63,200
Wells Fargo & Co.	2,925	85,117

HEALTH CARE:
Charles River Laboratories, Inc.*	850	50,099
Johnson & Johnson	700	45,409
Medtronic, Inc.	2,240	108,349
Millipore Corp.*	650	43,817
Novartis AG - ADR	2,130	109,120
Quest Diagnostics Inc.	920	41,648
UnitedHealth Group	1,650	56,694
Zimmer Holdings Inc.*	672	52,322

INDUSTRIAL:
3M Company	1,325	104,874
Dover Corp.	1,780	74,368
General Electric Co.	4,220	156,182
United Parcel Service - CL B	1,125	82,148

INSURANCE:
Aflac Inc.	665	43,192
American International Group, Inc.	1,600	69,200
Berkshire Hathaway Inc.- CL B*	15	67,093
Markel Corp.*	135	59,396

MATERIALS:
Ball Corp.	1,225	56,277
IDEX Corp.	2,120	65,063
Valspar Corp.	3,260	64,678

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special CL A*	3,232	61,311

TECHNOLOGY:
Cisco Systems, Inc.*	6,300	151,767
eBay Inc.*	2,735	81,612
EMC Corp.	4,095	58,722
Fiserv Inc.*	1,240	59,632
Google Inc. - CL A*	149	65,630
International Business Machines Corp.	550	63,327
Linear Technology Corp.	1,715	52,633
Microsoft Corp.	3,715	105,432

TELECOMMUNICATIONS:
AT & T	2,000	76,600
America Movil-ADR	1,280	81,523

UTILITIES:
Integrys Energy Group, Inc.	2,155	100,509
National Grid PLC - ADR	555	38,811

TOTAL COMMON STOCKS (Cost $4,095,375)		$4,126,819

REPURCHASE AGREEMENT: 4.4% of net assets
With U.S. Bank National Association issued 3/31/08 at 1.5%, due 4/01/08, collateralized by $195,844 in United States Treasury Notes due 9/1/18. Proceeds at maturity are $192,008 (Cost $192,000)		192,000

TOTAL INVESTMENTS: 99.7% of net assets (Cost $4,287,375)		$4,318,819

CASH AND RECEIVABLES LESS LIABILITIES: 0.2% of net assets		6,955

NET ASSETS: 100.00%		$4,325,774

*Non-income producing

Madison Mosaic Equity Trust -- Madison Institutional Equity Option Fund

Portfolio of Investments - March 31, 2008 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 95.7% of net assets

CONSUMER DISCRETIONARY:
American Eagle Outfitters, Inc.	22,600	$395,726
Bed Bath & Beyond Inc.*	13,000	383,500
Best Buy Co., Inc.	3,500	145,110
Coach Inc.*	9,600	289,440
Garmin Ltd	4,000	216,040
Home Depot, Inc.	5,000	139,850
Kohl's Corp.*	9,000	386,010
Lowe's Companies, Inc.	12,600	289,044
Office Depot, Inc.*	15,000	165,750
Starbucks Corp.*	20,000	350,000
Target Corp.	6,900	349,692
William-Sonoma, Inc.	10,000	242,400

CONSUMER SERVICES:
eBay Inc.*	11,000	328,240
Google Inc.- CL A*	500	220,235
Intuit Inc.*	12,300	332,223
Yahoo! Inc.*	10,000	289,300

EXCHANGE-TRADED FUNDS:
Powershares QQQ	8,000	349,760

FINANCIALS:
Affiliated Managers Group, Inc.*	3,000	272,220
Capital One Financial Corp.	8,400	413,448
Citigroup Inc.	9,500	203,490
Countrywide Financial Corp.	14,000	77,000
MGIC Investment Corp.	9,000	94,770
Marshall & Isley Corp.	11,100	257,520
Merrill Lynch & Co., Inc.	6,200	252,588
Morgan Stanley & Co.	8,000	365,600
Wells Fargo & Co.	10,000	291,000

HEALTH CARE:
Amgen Inc.*	6,400	267,392
Biogen Idec*	5,000	308,450
Genentech Inc.*	3,500	284,130
Genzyme Corp.*	3,600	268,344
Mylan Inc.*	20,000	232,000
Pfizer, Inc.	14,000	293,020
UnitedHealth Group	8,900	305,804
Varian Medical Systems, Inc.	6,900	323,196

SOFTWARE:
Check Point Software Technologies Ltd.*	10,000	224,000
Symantec Corp.*	3,000	49,860

TECHNOLOGY:
Altera Corp.	6,000	110,580
Cisco Systems, Inc.*	17,000	409,530
Dell Inc.*	10,000	199,200
EMC Corp	21,500	308,310
Flextronics International Ltd.*	29,000	272,310
Linear Technology Corp.	7,500	230,175
QLogic Corp.*	20,000	307,000
Xilinx, Inc.	9,000	213,750
Zebra Technologies Corp. - CL A*	5,900	196,588

TOTAL COMMON STOCKS (Cost $15,138,652)		$11,903,595

	Contracts (100 shares per contract)	Expiration Date	Exercise Price	Market Value
CALL OPTIONS WRITTEN:
Affiliated Managers Group, Inc.	30	January 2009	110.00	$20,850
Altera Corp.	60	January 2009	20.00	12,150
American Eagle Outfitters, Inc.	226	January 2009	25.00	20,340
Amgen Inc.	64	January 2009	50.00	16,096
Bed Bath & Beyond Inc.	81	May 2008	27.50	27,135
Bed Bath & Beyond Inc.	49	January 2009	30.00	21,805
Biogen Idec	50	January 2009	60.00	50,250
Capital One Financial Corp.	48	June 2008	50.00	25,200
Capital One Financial Corp.	36	January 2009	45.00	44,100
Check Point Software Technologies Ltd.	100	July 2008	22.50	16,500
Cisco Systems, Inc.	170	January 2009	27.50	30,855
Citigroup Inc.	55	June 2008	27.50	2,612
Coach Inc.	96	August 2008	30.00	37,440
Countrywide Financial Corp.	140	January 2009	10.00	4,690
eBay Inc.	50	October 2008	30.00	18,250
eBay Inc.	60	January 2009	35.00	15,270
EMC Corp.	215	October 2008	17.00	18,705
Flextronics International Ltd.	90	January 2009	12.50	4,500
Garmin Ltd.	40	October 2008	65.00	21,600
Genentech Inc.	35	January 2009	70.00	54,250
Genzyme Corp.	36	July 2008	80.00	11,880
Home Depot, Inc.	50	May 2008	27.50	9,500
Intuit Inc.	30	October 2008	30.00	8,500
Kohl's Corp.	46	July 2008	45.00	17,480
Kohl's Corp.	44	July 2008	50.00	8,800
Linear Technology Corp.	75	January 2009	30.00	28,500
Lowe's Companies, Inc.	126	July 2008	27.50	6,930
MGIC Investment Corp.	40	June 2008	22.50	200
MGIC Investment Corp.	30	June 2008	25.00	150
Marshall & Ilsley Corp.	111	September 2008	25.00	23,588
Merrill Lynch & Co., Inc.	62	January 2009	60.00	14,167
Morgan Stanley & Co.	40	July 2008	50.00	12,000
Morgan Stanley & Co.	40	January 2009	50.00	24,000
Mylan Inc.	150	July 2008	15.00	3,750
Office Depot, Inc.	107	January 2009	15.00	10,433
Powershares QQQ	50	April 2008	46.00	1,275
Powershares QQQ	30	June 2008	46.00	3,975
QLogic Corp.	200	April 2008	15.00	15,000
Starbucks Corp.	84	July 2008	20.00	5,628
Starbucks Corp.	116	January 2009	22.50	11,542
Symantec Corp.	30	July 2008	20.00	825
Target Corp.	33	July 2008	57.50	7,342
Target Corp.	36	October 2008	55.00	17,280
Varian Medical Systems, Inc.	69	May 2008	50.00	10,005
Wells Fargo & Co.	100	July 2008	27.50	38,500
William-Sonoma, Inc.	100	August 2008	30.00	9,000
Xilinx, Inc.	90	January 2009	25.00	22,725
Yahoo! Inc.	100	April 2008	27.50	24,150
Zebra Technologies Corp. - CL A	59	August 2008	35.00	12,242

TOTAL CALL OPTIONS WRITTEN (Premiums Received $1,125,250)				$821,965

SHORT-TERM INVESTMENTS:

US TREASURY: 4.0% of net assets
US Treasury Note, 4.875%, 5/31/08 (Cost $502,386)	500,000	502,969

REPURCHASE AGREEMENT: 6.8% of net assets
With U.S. Bank National Association issued 3/31/08 at 1.5%, due 4/01/08, collateralized by $857,837 in United States Treasury Notes due 9/1/18. Proceeds at maturity are $841,035 (Cost $841,000)		841,000

TOTAL INVESTMENTS: 106.5% of net assets (Cost $16,482,038)		$13,247,564

CASH LESS LIABILITIES AND OTHER ASSETS: 0.1%		9,523
Total Call Options Written - (6.6%)		(821,965)

NET ASSETS: 100%		$12,435,122

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 15, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 15, 2008